OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response....10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

MEMBERS Mutual Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

MEMBERS(R) Mutual Funds
Quarterly Portfolio Holdings Report
January 31, 2012

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
CASH RESERVES FUND
BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
EQUITY INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND

MEMBERS Mutual Funds | January 31, 2012

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.5%
Bond Funds - 64.5%
Franklin Floating Rate Daily Access Fund Advisor Class		343,533	$3,078,053
Madison Investment Grade Corporate Bond Fund (A)		267,857	3,053,572
Madison Mosaic Institutional Bond Fund (A)		379,553	4,258,587
MEMBERS Bond Fund Class Y (A)		788,389	8,412,113
MEMBERS High Income Fund Class Y (A)		619,450	4,336,149
Metropolitan West Total Return Bond Fund		281,947	2,960,445
PIMCO Investment Grade Corporate Bond Fund Institutional Class		383,050	4,071,821
PIMCO Total Return Fund Institutional Class		266,688	2,965,569

			33,136,309
Foreign Bond Funds - 4.6%
Templeton Global Bond Fund Advisor Class		181,646	2,355,944
Foreign Stock Funds - 7.8%
IVA Worldwide Fund		196,267	3,132,415
MEMBERS International Stock Fund Class Y (A)		89,250	894,287

			4,026,702
Money Market Funds - 1.8%
State Street Institutional U.S. Government Money Market Fund		929,571	929,571
Stock Funds - 20.8%
Calamos Growth and Income Fund Class I		23,445	745,075
Madison Mosaic Disciplined Equity Fund (A)		181,402	2,367,299
MEMBERS Equity Income Fund Class Y (A)		325,817	3,316,819
MEMBERS Large Cap Growth Fund Class Y (A)		96,402	1,596,422
MEMBERS Large Cap Value Fund Class Y (A)		208,727	2,688,403

			10,714,018

TOTAL INVESTMENTS - 99.5% ( Cost $48,622,383 )			51,162,544

NET OTHER ASSETS AND LIABILITIES - 0.5%			258,637

TOTAL NET ASSETS - 100.0%			$51,421,181

(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.4%
Bond Funds - 40.2%
Franklin Floating Rate Daily Access Fund Advisor Class		613,951	$5,501,002
Madison Mosaic Institutional Bond Fund (A)		511,896	5,743,472
MEMBERS Bond Fund Class Y (A)		1,184,421	12,637,774
MEMBERS High Income Fund Class Y (A)		1,390,001	9,730,006
Metropolitan West Total Return Bond Fund		603,282	6,334,460
PIMCO Investment Grade Corporate Bond Fund Institutional Class		642,385	6,828,551

			46,775,265
Foreign Bond Funds - 3.5%
Templeton Global Bond Fund Advisor Class		314,731	4,082,064
Foreign Stock Funds - 11.6%
IVA Worldwide Fund		445,331	7,107,475
Matthews Asian Growth and Income Fund Institutional Shares		34,837	553,567
MEMBERS International Stock Fund Class Y (A)		444,328	4,452,164
NorthRoad International Fund		145,862	1,390,065

			13,503,271
Money Market Funds - 2.6%
State Street Institutional U.S. Government Money Market Fund		3,024,794	3,024,794
Stock Funds - 42.5%
Calamos Growth and Income Fund Class I		27,366	869,704
iShares S&P Global Energy Sector Index Fund ETF		36,490	1,436,246
Madison Mosaic Disciplined Equity Fund (A)		687,072	8,966,292
MEMBERS Equity Income Fund Class Y (A)		454,011	4,621,832
MEMBERS Large Cap Growth Fund Class Y (A)		481,065	7,966,440
MEMBERS Large Cap Value Fund Class Y (A)		779,362	10,038,184
MEMBERS Mid Cap Fund Class Y (A) *		425,421	3,028,995
MEMBERS Small Cap Fund Class Y (A)		230,416	2,603,703
Yacktman Fund/The		547,927	9,901,046

			49,432,442

TOTAL INVESTMENTS - 100.4% ( Cost $108,395,513 )			116,817,836

NET OTHER ASSETS AND LIABILITIES - (0.4%)			(477,352)

TOTAL NET ASSETS - 100.0%			$116,340,484

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolio of Investments.

MEMBERS Mutual Funds | January 31, 2012

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.3%
Bond Funds - 11.9%
MEMBERS High Income Fund Class Y (A)		477,419	$3,341,934
PIMCO Investment Grade Corporate Bond Fund Institutional Class		148,078	1,574,069

			4,916,003
Foreign Bond Funds - 0.5%
Templeton Global Bond Fund Advisor Class		15,964	207,049
Foreign Stock Funds - 19.0%
IVA Worldwide Fund		301,869	4,817,828
Matthews Asian Growth and Income Fund Institutional Shares		39,737	631,428
MEMBERS International Stock Fund Class Y (A)		148,872	1,491,701
NorthRoad International Fund		98,577	939,442

			7,880,399
Money Market Funds - 2.7%
State Street Institutional U.S. Government Money Market Fund		1,114,086	1,114,086
Stock Funds - 66.2%
Calamos Growth and Income Fund Class I		26,277	835,075
Hussman Strategic Growth Fund		154,526	1,872,858
iShares S&P Global Energy Sector Index Fund ETF		34,000	1,338,240
Madison Mosaic Disciplined Equity Fund (A)		389,106	5,077,830
MEMBERS Equity Income Fund Class Y (A)		104,721	1,066,064
MEMBERS Large Cap Growth Fund Class Y (A)		234,866	3,889,377
MEMBERS Large Cap Value Fund Class Y (A)		370,662	4,774,127
MEMBERS Mid Cap Fund Class Y (A) *		291,834	2,077,857
MEMBERS Small Cap Fund Class Y (A)		112,880	1,275,544
Yacktman Fund/The		286,246	5,172,472

			27,379,444

TOTAL INVESTMENTS - 100.3% ( Cost $37,737,625 )			41,496,981

NET OTHER ASSETS AND LIABILITIES - (0.3%)			(115,212)

TOTAL NET ASSETS - 100.0%			$41,381,769

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

Cash Reserves Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.4%
Fannie Mae (A) - 27.0%
0.010%, 2/1/12	$100,000	$100,000
0.050%, 2/17/12	100,000	99,998
0.015%, 3/5/12	575,000	574,992
0.020%, 3/21/12	1,200,000	1,199,967
0.040%, 4/2/12	1,275,000	1,274,914
0.049%, 4/4/12	250,000	249,979
0.050%, 4/24/12	200,000	199,977

		3,699,827
Federal Home Loan Bank (A) - 31.8%
0.040%, 2/1/12	100,000	100,000
0.030%, 2/3/12	500,000	499,999
0.025%, 2/8/12	425,000	424,998
0.015%, 2/10/12	100,000	99,999
0.015%, 2/10/12	100,000	100,000
0.032%, 2/17/12	500,000	499,993
0.030%, 2/22/12	400,000	399,993
0.010%, 2/29/12	200,000	199,998
0.020%, 3/1/12	132,000	131,998
0.015%, 3/7/12	150,000	149,998
0.025%, 3/12/12	550,000	549,985
0.020%, 3/14/12	650,000	649,985
0.060%, 3/23/12	200,000	199,983
0.025%, 3/28/12	350,000	349,986

		4,356,915
Freddie Mac (A) - 31.4%
0.030%, 2/8/12	100,000	99,999
0.006%, 2/15/12	300,000	299,999
0.025%, 2/21/12	900,000	899,988
0.012%, 2/23/12	250,000	249,998
0.010%, 3/5/12	400,000	399,996
0.015%, 3/6/12	700,000	699,990
0.030%, 3/15/12	148,000	147,995
0.020%, 3/26/12	300,000	299,991
0.030%, 3/27/12	100,000	99,995
0.030%, 4/4/12	400,000	399,979
0.030%, 4/19/12	700,000	699,955

		4,297,885
U.S. Treasury Bill (A) - 6.2%
0.016%, 3/1/12	850,000	849,989

Total U.S. Government and Agency Obligations ( Cost $13,204,616 )		13,204,616
	Shares
INVESTMENT COMPANIES - 4.3%
State Street Institutional U.S. Government Money Market Fund	588,924	588,924

Total Investment Companies ( Cost $588,924 )		588,924

TOTAL INVESTMENTS - 100.7% ( Cost $13,793,540 )		13,793,540

NET OTHER ASSETS AND LIABILITIES - (0.7%)		(89,684)

TOTAL NET ASSETS - 100.0%		$13,703,856

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 1.4%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$64,040	$64,906
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	670,000	692,008
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33	1,500,000	1,490,383

Total Asset Backed Securities ( Cost $2,229,103 )		2,247,297
CORPORATE NOTES AND BONDS - 16.3%
Consumer Discretionary - 2.0%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31	750,000	1,054,545
DR Horton Inc., 5.25%, 2/15/15	215,000	222,794
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34	575,000	658,185
McDonald's Corp., 5%, 2/1/19	1,000,000	1,189,592

		3,125,116
Consumer Staples - 3.3%
Campbell Soup Co., 4.5%, 2/15/19	1,000,000	1,138,347
PepsiCo Inc., 4.65%, 2/15/13	215,000	224,621
PepsiCo Inc., 7.9%, 11/1/18	1,000,000	1,362,088
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,191,721
WM Wrigley Jr. Co. (C) (D), 3.05%, 6/28/13	1,240,000	1,261,974

		5,178,751
Energy - 0.8%
Hess Corp., 7.875%, 10/1/29	240,000	330,375
Transocean Inc. (E), 6%, 3/15/18	850,000	916,949

		1,247,324
Financials - 1.3%
HCP Inc., 6.7%, 1/30/18	490,000	570,896
Lehman Brothers Holdings Inc. (F) *, 5.75%, 1/3/17	520,000	52
Simon Property Group L.P., 5.875%, 3/1/17	270,000	316,132
Swiss Re Solutions Holding Corp., 7%, 2/15/26	290,000	340,927
UBS AG (E), 5.75%, 4/25/18	250,000	279,570
Wells Fargo & Co., 5.25%, 10/23/12	485,000	500,823

		2,008,400
Health Care - 1.9%
Eli Lilly & Co., 6.57%, 1/1/16	500,000	593,609
Genentech Inc., 5.25%, 7/15/35	325,000	381,500
Johnson & Johnson, 2.95%, 9/1/20	1,000,000	1,074,205
Merck & Co. Inc., 5.75%, 11/15/36	500,000	635,819
Wyeth, 6.5%, 2/1/34	230,000	309,086

		2,994,219
Industrials - 2.0%
Boeing Co./The, 8.625%, 11/15/31	240,000	362,088
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	285,000	385,413
EI du Pont de Nemours & Co., 5%, 1/15/13	35,000	36,462
Honeywell International Inc., 3.875%, 2/15/14	1,000,000	1,065,058
Norfolk Southern Corp., 5.59%, 5/17/25	359,000	429,532
Norfolk Southern Corp., 7.05%, 5/1/37	390,000	531,058
Waste Management Inc., 7.125%, 12/15/17	235,000	283,815

		3,093,426
Information Technology - 0.3%
Cisco Systems Inc., 5.5%, 2/22/16	400,000	469,903
Materials - 0.3%
Weyerhaeuser Co., 7.375%, 3/15/32	500,000	545,111

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

Bond Fund Portfolio of Investments (unaudited)

Telecommunication Services - 3.2%
AT&T Inc., 4.85%, 2/15/14	1,500,000	1,618,507
Cellco Partnership / Verizon Wireless Capital LLC, 8.5%, 11/15/18	1,500,000	2,091,121
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	525,000	757,991
Rogers Communications Inc. (E), 6.25%, 6/15/13	455,000	484,529

		4,952,148
Utilities - 1.2%
Sierra Pacific Power Co., Series M, 6%, 5/15/16	650,000	766,123
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12	215,000	222,823
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	972,112

		1,961,058

Total Corporate Notes and Bonds ( Cost $22,384,298 )		25,575,456
MORTGAGE BACKED SECURITIES - 13.0%
Fannie Mae - 11.3%
4%, 4/1/15 Pool # 255719	208,851	221,525
5.5%, 4/1/16 Pool # 745444	169,382	184,303
6%, 5/1/16 Pool # 582558	12,545	13,482
5.5%, 2/1/18 Pool # 673194	176,407	192,166
5%, 5/1/20 Pool # 813965	301,973	328,477
4.5%, 9/1/20 Pool # 835465	316,605	339,679
6%, 5/1/21 Pool # 253847	28,690	31,559
4.5%, 4/1/23 Pool # 974401	759,145	819,997
4.5%, 6/1/23 Pool # 984075	418,283	447,721
7%, 12/1/29 Pool # 762813	23,285	26,608
7%, 11/1/31 Pool # 607515	25,316	29,673
6.5%, 3/1/32 Pool # 631377	195,948	224,678
7%, 4/1/32 Pool # 641518	2,133	2,493
7%, 5/1/32 Pool # 644591	11,946	14,002
6.5%, 6/1/32 Pool # 545691	350,321	399,786
6%, 12/1/32 Pool # 676552	112,307	125,186
5.5%, 4/1/33 Pool # 690206	821,327	896,385
5%, 10/1/33 Pool # 254903	409,168	442,405
5.5%, 11/1/33 Pool # 555880	514,480	561,496
5%, 5/1/34 Pool # 775604	60,075	64,955
5%, 5/1/34 Pool # 780890	195,826	211,733
5%, 6/1/34 Pool # 255230	94,707	102,400
5.5%, 6/1/34 Pool # 780384	744,009	812,002
7%, 7/1/34 Pool # 792636	16,809	19,397
5.5%, 8/1/34 Pool # 793647	139,778	153,687
5.5%, 3/1/35 Pool # 815976	675,178	738,358
5.5%, 7/1/35 Pool # 825283	318,918	348,760
5%, 8/1/35 Pool # 829670	393,652	425,506
5.5%, 8/1/35 Pool # 826872	153,433	167,791
5%, 9/1/35 Pool # 820347	399,938	442,986
5%, 9/1/35 Pool # 835699	359,582	398,286
5%, 10/1/35 Pool # 797669	421,551	465,016
5.5%, 10/1/35 Pool # 836912	345,470	376,826
5%, 11/1/35 Pool # 844504	445,843	491,812
5%, 11/1/35 Pool # 844809	308,201	333,140
5%, 12/1/35 Pool # 850561	321,756	347,791
6%, 7/1/36 Pool # 870749	309,016	341,750
6%, 11/1/36 Pool # 902510	439,618	491,062
5.5%, 2/1/37 Pool # 905140	374,239	411,480
5.5%, 5/1/37 Pool # 899323	271,994	297,446
5.5%, 5/1/37 Pool # 928292	575,450	632,714
6%, 10/1/37 Pool # 947563	463,016	517,199
6.5%, 12/1/37 Pool # 889072	697,842	785,038
5%, 4/1/38 Pool # 257160	766,035	827,901
5.5%, 7/1/38 Pool # 986805	252,160	274,534
5.5%, 7/1/38 Pool # 986973	502,246	551,911
5%, 8/1/38 Pool # 988934	628,641	683,537
6.5%, 8/1/38 Pool # 987711	633,266	711,602

		17,728,241

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

Bond Fund Portfolio of Investments (unaudited)

Freddie Mac - 1.7%
5%, 5/1/18 Pool # E96322		162,613	175,310
8%, 6/1/30 Pool # C01005		3,214	3,907
7%, 3/1/31 Pool # C48133		7,846	9,130
6.5%, 1/1/32 Pool # C62333		54,564	62,159
5%, 7/1/33 Pool # A11325		976,012	1,073,746
6%, 10/1/34 Pool # A28439		96,738	107,060
6%, 10/1/34 Pool # A28598		39,651	43,882
5%, 4/1/35 Pool # A32315		111,409	122,966
5%, 4/1/35 Pool # A32316		103,676	114,430
5.5%, 11/1/37 Pool # A68787		838,381	926,133

			2,638,723
Ginnie Mae - 0.0%
8%, 10/20/15 Pool # 2995		10,182	10,962
6.5%, 2/20/29 Pool # 2714		30,003	34,518
6.5%, 4/20/31 Pool # 3068		15,628	17,980

			63,460

Total Mortgage Backed Securities ( Cost $18,553,032 )			20,430,424
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 66.4%
Fannie Mae - 0.8%
4.625%, 10/15/14		1,095,000	1,215,142
Federal Farm Credit Bank - 0.4%
5.875%, 10/3/16		500,000	609,239
Freddie Mac - 0.3%
4.500%, 1/15/14		400,000	431,173
U.S. Treasury Bonds - 7.4%
6.625%, 2/15/27		2,905,000	4,474,153
4.500%, 5/15/38		5,500,000	7,214,455

			11,688,608
U.S. Treasury Notes - 57.5%
1.375%, 2/15/12		4,975,000	4,977,333
4.500%, 3/31/12		1,200,000	1,208,578
1.375%, 5/15/12		688,000	690,553
1.375%, 1/15/13		8,000,000	8,092,816
3.125%, 8/31/13		7,425,000	7,765,503
4.000%, 2/15/14		3,850,000	4,144,764
4.250%, 8/15/14		8,360,000	9,201,225
2.375%, 9/30/14		2,000,000	2,111,094
2.250%, 1/31/15		9,000,000	9,521,019
2.500%, 3/31/15		265,000	283,115
4.250%, 8/15/15		5,500,000	6,245,509
2.750%, 11/30/16		5,000,000	5,491,795
3.125%, 1/31/17		3,800,000	4,249,171
2.375%, 7/31/17		2,200,000	2,380,125
4.250%, 11/15/17		4,300,000	5,110,283
2.750%, 2/15/19		7,700,000	8,493,462
3.625%, 8/15/19		2,750,000	3,205,254
2.625%, 11/15/20		6,600,000	7,158,941

			90,330,540

Total U.S. Government and Agency Obligations ( Cost $95,150,114 )			104,274,702
		Shares
INVESTMENT COMPANIES - 2.2%
State Street Institutional U.S. Government Money Market Fund		3,502,316	3,502,316

Total Investment Companies ( Cost $3,502,316 )			3,502,316

TOTAL INVESTMENTS - 99.3% ( Cost $141,818,863 )			156,030,195

NET OTHER ASSETS AND LIABILITIES - 0.7%			1,142,195

TOTAL NET ASSETS - 100.0%			$157,172,390

*	Non-income producing.
(A)	Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2012.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 3).
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.1% of total net assets.
(F)	In default. Issuer is bankrupt.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

High Income Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 93.5%
Consumer Discretionary - 29.7%
Auto Components - 2.6%
Allison Transmission Inc. (A), 11%, 11/1/15		$500,000	$528,125
Allison Transmission Inc. (A), 7.125%, 5/15/19		500,000	503,125
American Axle & Manufacturing Inc., 7.875%, 3/1/17		750,000	770,625
Lear Corp., 8.125%, 3/15/20		500,000	558,125
Tenneco Inc., 8.125%, 11/15/15		350,000	364,441
Tenneco Inc., 6.875%, 12/15/20		150,000	159,375

			2,883,816
Automobiles - 1.2%
Cooper Standard Automotive Inc., 8.5%, 5/1/18		750,000	796,875
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		500,000	546,724

			1,343,599
Diversified Consumer Services - 0.2%
Education Management LLC / Education Management Finance Corp., 8.75%, 6/1/14		250,000	252,188
Hotels, Restaurants & Leisure - 3.5%
Boyd Gaming Corp., 7.125%, 2/1/16		300,000	273,000
Felcor Lodging L.P., 6.75%, 6/1/19		750,000	730,312
Isle of Capri Casinos Inc., 7%, 3/1/14		1,000,000	985,000
Pinnacle Entertainment Inc., 8.625%, 8/1/17		800,000	860,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20		200,000	203,500
Scientific Games International Inc. (A), 7.875%, 6/15/16		500,000	516,875
Scientific Games International Inc., 9.25%, 6/15/19		250,000	272,500

			3,841,187
Household Durables - 2.2%
Griffon Corp., 7.125%, 4/1/18		1,000,000	1,015,000
Jarden Corp., 8%, 5/1/16		500,000	543,750
Jarden Corp., 7.5%, 5/1/17		250,000	268,125
Spectrum Brands Holdings Inc., 9.5%, 6/15/18		500,000	566,875

			2,393,750
Media - 16.2%
Allbritton Communications Co., 8%, 5/15/18		500,000	516,250
AMC Networks Inc. (A), 7.75%, 7/15/21		300,000	329,625
Belo Corp., 8%, 11/15/16		500,000	551,250
Cablevision Systems Corp., 7.75%, 4/15/18		250,000	266,875
Cablevision Systems Corp., 8%, 4/15/20		250,000	273,750
CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 4/30/20		1,000,000	1,106,250
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21		750,000	780,000
Cequel Communications Holdings I LLC and Cequel Capital Corp. (A), 8.625%, 11/15/17		1,150,000	1,224,750
CSC Holdings LLC (A), 6.75%, 11/15/21		500,000	537,500
Cumulus Media Inc. (A), 7.75%, 5/1/19		650,000	609,375
DISH DBS Corp., 7.875%, 9/1/19		500,000	576,250
DISH DBS Corp., 6.75%, 6/1/21		1,125,000	1,226,250
EH Holding Corp. (A), 6.5%, 6/15/19		250,000	260,313
EH Holding Corp. (A), 7.625%, 6/15/21		750,000	791,250
Gannett Co. Inc., 7.125%, 9/1/18		1,000,000	1,027,500
Gray Television Inc., 10.5%, 6/29/15		700,000	726,250
Inmarsat Finance PLC (A) (B), 7.375%, 12/1/17		300,000	316,125
Intelsat Jackson Holdings S.A. (B), 11.25%, 6/15/16		300,000	318,000
Intelsat Luxembourg S.A. (B), 11.25%, 2/4/17		425,000	429,250
Intelsat Luxembourg S.A., PIK (A) (B), 11.5%, 2/4/17		375,000	376,875
Interpublic Group of Cos. Inc./The, 10%, 7/15/17		100,000	114,375
Lamar Media Corp., 6.625%, 8/15/15		250,000	256,406
Lamar Media Corp., Series C, 6.625%, 8/15/15		500,000	512,500
Mediacom Broadband LLC / Mediacom Broadband Corp., 8.5%, 10/15/15		500,000	515,625
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19		450,000	488,250
Nielsen Finance LLC / Nielsen Finance Co., 11.625%, 2/1/14		130,000	149,500
Nielsen Finance LLC / Nielsen Finance Co., 7.75%, 10/15/18		1,000,000	1,113,750
Quebecor Media Inc. (B), 7.75%, 3/15/16		250,000	257,500
UPCB Finance V Ltd. (A), 7.25%, 11/15/21		350,000	365,750
UPCB Finance V Ltd., 6.875%, 1/15/22		250,000	250,000
Viasat Inc., 8.875%, 9/15/16		500,000	515,000
Videotron Ltee (B), 6.875%, 1/15/14		456,000	456,570
XM Satellite Radio Inc. (A), 7.625%, 11/1/18		500,000	535,625

			17,774,539
Specialty Retail - 2.9%
Ltd. Brands Inc., 6.9%, 7/15/17		250,000	272,500
Michaels Stores Inc., 11.375%, 11/1/16		750,000	794,925
Pantry Inc./The, 7.75%, 2/15/14		500,000	500,000
Penske Automotive Group Inc., 7.75%, 12/15/16		1,080,000	1,117,800
Yankee Acquisition Corp., Series B, 8.5%, 2/15/15		500,000	510,625

			3,195,850
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands Inc., 6.375%, 12/15/20		250,000	260,625
Iconix Brand Group Inc. (C), 1.875%, 6/30/12		550,000	545,875
Iconix Brand Group Inc. (A), 2.5%, 6/1/16		150,000	147,750

			954,250
Consumer Staples - 5.2%
ACCO Brands Corp., 10.625%, 3/15/15		250,000	277,525
ACCO Brands Corp., 7.625%, 8/15/15		500,000	512,550
Central Garden and Pet Co., 8.25%, 3/1/18		350,000	352,625
Del Monte Corp., 7.625%, 2/15/19		600,000	590,250
Dole Food Co. Inc. (A), 8%, 10/1/16		200,000	213,000
Ingles Markets Inc., 8.875%, 5/15/17		850,000	930,750
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 9.25%, 4/1/15		900,000	927,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.25%, 9/1/17		500,000	535,000
Sealy Mattress Co., 8.25%, 6/15/14		250,000	233,750
Stater Brothers Holdings, 7.75%, 4/15/15		250,000	256,562
SUPERVALU Inc., 8%, 5/1/16		350,000	364,000
Tops Markets LLC, 10.125%, 10/15/15		500,000	537,500

			5,730,512
Energy - 9.7%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7%, 5/20/22		400,000	401,000
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19		500,000	497,500
Bill Barrett Corp., 7.625%, 10/1/19		500,000	508,750
Chaparral Energy Inc., 8.875%, 2/1/17		500,000	521,250
Chaparral Energy Inc., 8.25%, 9/1/21		500,000	523,750
Complete Production Services Inc., 8%, 12/15/16		750,000	782,812
Continental Resources Inc., 8.25%, 10/1/19		250,000	278,750
Ferrellgas L.P. / Ferrellgas Finance Corp., 9.125%, 10/1/17		500,000	525,000
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20		325,000	302,250
Frac Tech Services LLC / Frac Tech Finance Inc. (A), 7.625%, 11/15/18		500,000	532,500
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16		250,000	262,500
Helix Energy Solutions Group Inc. (C), 3.25%, 12/15/25		750,000	752,813
Inergy L.P. / Inergy Finance Corp., 7%, 10/1/18		250,000	243,125
Inergy L.P. / Inergy Finance Corp., 6.875%, 8/1/21		366,000	349,530
Linn Energy LLC / Linn Energy Finance Corp. (A), 6.5%, 5/15/19		750,000	757,500
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20		500,000	543,750
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.25%, 6/15/22		500,000	531,250
Precision Drilling Corp. (A) (B), 6.5%, 12/15/21		750,000	770,625
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/1/18		500,000	542,500
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.5%, 7/15/21		750,000	806,250
Unit Corp., 6.625%, 5/15/21		250,000	252,500

			10,685,905
Financials - 3.2%
CIT Group Inc. (A), 7%, 5/2/16		650,000	652,438
CIT Group Inc. (A), 7%, 5/2/17		750,000	751,875
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21		500,000	518,750
Nuveen Investments Inc., 10.5%, 11/15/15		975,000	1,016,437
Trans Union LLC / TransUnion Financing Corp., 11.375%, 6/15/18		500,000	590,000

			3,529,500
Health Care - 9.7%
AMGH Merger Sub Inc. (A), 9.25%, 11/1/18		500,000	527,500
Biomet Inc., 10%, 10/15/17		500,000	540,000
Biomet Inc., 11.625%, 10/15/17		1,000,000	1,087,500
DaVita Inc., 6.375%, 11/1/18		500,000	526,250
DaVita Inc., 6.625%, 11/1/20		250,000	265,625
Endo Pharmaceuticals Holdings Inc., 7%, 12/15/20		800,000	872,000
Endo Pharmaceuticals Holdings Inc., 7.25%, 1/15/22		750,000	825,937
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19		550,000	564,438
Fresenius Medical Care US Finance II Inc. (A), 5.875%, 1/31/22		550,000	562,375
HCA Inc., 6.5%, 2/15/20		500,000	530,000
HCA Inc., 7.5%, 2/15/22		650,000	695,500
Hologic Inc. (C) (D), 2%, 12/15/37		275,000	268,469
MedAssets Inc., 8%, 11/15/18		500,000	510,000
Multiplan Inc. (A), 9.875%, 9/1/18		250,000	272,500
Mylan Inc (A), 6%, 11/15/18		250,000	258,125
Tenet Healthcare Corp., 9.25%, 2/1/15		150,000	163,125
Tenet Healthcare Corp. (A), 6.25%, 11/1/18		250,000	261,875
Tenet Healthcare Corp., 8%, 8/1/20		850,000	877,625
Valeant Pharmaceuticals International (A), 6.75%, 10/1/17		1,000,000	1,021,250

			10,630,094
Industrials - 12.7%
Affinion Group Inc. (E), 11.5%, 10/15/15		750,000	665,625
ARAMARK Corp., 8.5%, 2/1/15		1,550,000	1,588,750
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 9.625%, 3/15/18		250,000	273,125
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19		500,000	526,250
Bristow Group Inc., 7.5%, 9/15/17		250,000	260,000
FTI Consulting Inc., 7.75%, 10/1/16		350,000	364,000
Geo Group Inc/The, 7.75%, 10/15/17		1,000,000	1,070,000
Gulfmark Offshore Inc. (E), 7.75%, 7/15/14		200,000	201,000
Hertz Corp./The, 8.875%, 1/1/14		23,000	23,144
Hertz Corp./The, 6.75%, 4/15/19		250,000	258,125
Hornbeck Offshore Services Inc., Series B, 6.125%, 12/1/14		500,000	500,625
Huntington Ingalls Industries Inc. (A), 6.875%, 3/15/18		500,000	517,500
Huntington Ingalls Industries Inc. (A), 7.125%, 3/15/21		100,000	104,500
Iron Mountain Inc., 6.625%, 1/1/16		500,000	501,250
Mac-Gray Corp., 7.625%, 8/15/15		233,000	238,825
Moog Inc., 7.25%, 6/15/18		500,000	531,250
RBS Global Inc. / Rexnord LLC, 8.5%, 5/1/18		300,000	318,750
RR Donnelley & Sons Co., 7.25%, 5/15/18		500,000	457,500
RSC Equipment Rental Inc. / RSC Holdings III LLC, 9.5%, 12/1/14		811,000	835,330
RSC Equipment Rental Inc. / RSC Holdings III LLC, 8.25%, 2/1/21		150,000	154,875
ServiceMaster Co./The, PIK (A), 10.75%, 7/15/15		1,100,000	1,149,500
Terex Corp., 8%, 11/15/17		400,000	404,000
Tomkins LLC / Tomkins Inc., 9%, 10/1/18		450,000	498,375
Trinity Industries Inc. (C), 3.875%, 6/1/36		850,000	853,187
United Rentals North America Inc., 9.25%, 12/15/19		500,000	552,500
West Corp./Old, 11%, 10/15/16		1,000,000	1,061,250

			13,909,236
Information Technology - 5.2%
Advanced Micro Devices Inc. (C), 6%, 5/1/15		77,000	78,251
Advanced Micro Devices Inc., 8.125%, 12/15/17		550,000	594,000
General Cable Corp. (C), 0.875%, 11/15/13		325,000	312,813
Level 3 Financing Inc., 9.25%, 11/1/14		1,000,000	1,025,000
Level 3 Financing Inc. (A), 8.625%, 7/15/20		850,000	871,250
Linear Technology Corp., Series A (C), 3%, 5/1/27		225,000	239,625
Sensata Technologies BV (A) (B), 6.5%, 5/15/19		200,000	204,000
SunGard Data Systems Inc., 10.25%, 8/15/15		800,000	828,000
SunGard Data Systems Inc., 7.375%, 11/15/18		500,000	527,500
Syniverse Holdings Inc., 9.125%, 1/15/19		1,000,000	1,077,500

			5,757,939
Materials - 8.8%
Alpha Natural Resources Inc., 6.25%, 6/1/21		1,250,000	1,237,500
Arch Coal Inc., 7.25%, 10/1/20		1,000,000	1,005,000
Arch Western Finance LLC, 6.75%, 7/1/13		213,000	214,598
Calcipar S.A. (A) (B), 6.875%, 5/1/18		500,000	485,000
Crown Americas LLC / Crown Americas Capital Corp. II, 7.625%, 5/15/17		1,000,000	1,100,000
Ferro Corp., 7.875%, 8/15/18		500,000	511,250
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15		150,000	154,875
Graham Packaging Co. L.P. / GPC Capital Corp. I, 9.875%, 10/15/14		250,000	255,000
Graphic Packaging International Inc., 9.5%, 6/15/17		500,000	551,250
Greif Inc., 6.75%, 2/1/17		250,000	263,750
Huntsman International LLC, 5.5%, 6/30/16		500,000	495,000
JMC Steel Group (A), 8.25%, 3/15/18		1,000,000	1,025,000
Lyondell Chemical Co., 8%, 11/1/17		135,000	150,525
Owens-Brockway Glass Container Inc. (A), 3%, 6/1/15		150,000	147,000
Peabody Energy Corp. (A), 6.25%, 11/15/21		500,000	515,000
Reynolds Group Holdings Ltd. (A), 8.25%, 2/15/21		500,000	473,750
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9.25%, 5/15/18		250,000	249,375
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9%, 4/15/19		250,000	248,750
Rock-Tenn Co., 9.25%, 3/15/16		250,000	262,187
Sealed Air Corp. (A), 8.375%, 9/15/21		250,000	281,250

			9,626,060
Telecommunication Services - 6.6%
CommScope Inc. (A), 8.25%, 1/15/19		500,000	520,000
Crown Castle International Corp., 7.125%, 11/1/19		150,000	163,125
Equinix Inc., 7%, 7/15/21		500,000	542,500
Frontier Communications Corp., 8.25%, 5/1/14		375,000	395,625
Frontier Communications Corp., 7.875%, 4/15/15		650,000	671,125
Frontier Communications Corp., 8.5%, 4/15/20		350,000	346,500
Nextel Communications Inc., Series D, 7.375%, 8/1/15		500,000	483,750
Nextel Communications Inc., Series E, 6.875%, 10/31/13		500,000	500,000
Qwest Communications International Inc., 7.5%, 2/15/14		385,000	386,730
Qwest Communications International Inc., 7.125%, 4/1/18		500,000	535,000
Qwest Communications International Inc., Series B, 7.5%, 2/15/14		350,000	351,572
tw telecom holdings, Inc., 8%, 3/1/18		500,000	541,250
Windstream Corp., 7.875%, 11/1/17		900,000	994,500
Windstream Corp., 7%, 3/15/19		250,000	258,125
Windstream Corp., 7.75%, 10/15/20		500,000	540,000

			7,229,802
Utilities - 2.7%
AES Corp./The, 8%, 10/15/17		250,000	280,625
AES Corp./The, 8%, 6/1/20		250,000	283,750
Calpine Corp. (A), 7.25%, 10/15/17		500,000	522,500
Calpine Corp. (A), 7.5%, 2/15/21		500,000	532,500
GenOn Energy Inc., 7.875%, 6/15/17		250,000	231,875
Mirant Americas Generation LLC, 8.5%, 10/1/21		500,000	460,000
NRG Energy Inc., 8.25%, 9/1/20		725,000	714,125

			3,025,375

Total Corporate Notes and Bonds ( Cost $97,533,768 )			102,763,602
		Shares
PREFERRED STOCK - 0.5%
Information Technology - 0.5%
Lucent Technologies Capital Trust I (E)		800	554,400

Total Preferred Stocks ( Cost $774,532 )			554,400
INVESTMENT COMPANIES - 4.7%
State Street Institutional U.S. Government Money Market Fund		5,162,663	5,162,663

Total Investment Companies ( Cost $5,162,663 )			5,162,663

TOTAL INVESTMENTS - 98.7% ( Cost $103,470,963 )			108,480,665

NET OTHER ASSETS AND LIABILITIES - 1.3%			1,434,255

TOTAL NET ASSETS - 100.0%			$109,914,920

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 3.4% of total net assets.
(C)	Convertible.
(D)	Floating rate or variable rate note. Rate shown is as of January 31, 2012.
(E)	Illiquid security (See Note 3).

PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

Diversified Income Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 51.7%
Consumer Discretionary - 3.8%
McDonald's Corp.		8,000	$792,400
Omnicom Group Inc.		16,000	729,760
Target Corp.		21,500	1,092,415
Time Warner Inc.		23,000	852,380

			3,466,955
Consumer Staples - 6.7%
Coca-Cola Co./The		10,500	709,065
Diageo PLC, ADR		6,800	602,412
Nestle S.A., ADR		14,000	805,420
PepsiCo Inc.		20,500	1,346,235
Philip Morris International Inc.		7,000	523,390
Procter & Gamble Co./The		17,500	1,103,200
Sysco Corp.		18,500	557,035
Wal-Mart Stores Inc.		9,000	552,240

			6,198,997
Energy - 5.8%
Chevron Corp.		21,500	2,216,220
ConocoPhillips		30,000	2,046,300
Ensco PLC, ADR		21,000	1,105,440

			5,367,960
Financials - 8.7%
Axis Capital Holdings Ltd.		25,500	784,890
Bank of New York Mellon Corp./The		25,500	513,315
BlackRock Inc.		4,500	819,000
M&T Bank Corp.		8,000	637,920
Northern Trust Corp.		13,500	556,335
PartnerRe Ltd.		12,500	817,750
Travelers Cos. Inc./The		29,000	1,690,700
US Bancorp		41,000	1,157,020
Wells Fargo & Co.		38,000	1,109,980

			8,086,910
Health Care - 8.1%
Johnson & Johnson		27,000	1,779,570
Medtronic Inc.		29,000	1,118,530
Merck & Co. Inc.		50,000	1,913,000
Novartis AG, ADR		9,300	505,548
Pfizer Inc.		102,062	2,184,127

			7,500,775
Industrials - 6.9%
3M Co.		16,000	1,387,360
Boeing Co./The		9,500	704,710
Emerson Electric Co.		11,000	565,180
Illinois Tool Works Inc.		16,500	874,995
Lockheed Martin Corp.		10,200	839,664
Norfolk Southern Corp.		8,200	592,040
United Parcel Service Inc., Class B		11,000	832,150
Waste Management Inc.		17,000	590,920

			6,387,019
Information Technology - 7.2%
Broadridge Financial Solutions Inc.		31,500	755,055
Intel Corp.		69,000	1,822,980
International Business Machines Corp.		3,000	577,800
Linear Technology Corp.		20,000	666,400
Microsoft Corp.		67,500	1,993,275
Paychex Inc.		26,500	834,750

			6,650,260
Materials - 0.9%
Air Products & Chemicals Inc.		9,500	836,285
Telecommunication Service - 1.9%
AT&T Inc.		58,992	1,734,955
Utilities - 1.7%
Exelon Corp.		25,500	1,014,390
FirstEnergy Corp.		13,600	574,192

			1,588,582

Total Common Stocks ( Cost $42,055,299 )			47,818,698
		Par Value
ASSET BACKED SECURITIES - 0.6%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$98,971	100,309
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		465,000	480,274

Total Asset Backed Securities ( Cost $566,640 )			580,583
CORPORATE NOTES AND BONDS - 15.6%
Consumer Discretionary - 2.2%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31		750,000	1,054,545
DR Horton Inc., 5.25%, 2/15/15		130,000	134,712
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34		325,000	372,018
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16		400,000	433,000

			1,994,275
Consumer Staples - 1.0%
Kraft Foods Inc., 6.5%, 11/1/31		475,000	597,663
WM Wrigley Jr. Co. (B) (C), 3.05%, 6/28/13		280,000	284,962

			882,625
Energy - 0.7%
Hess Corp., 7.875%, 10/1/29		150,000	206,485
Transocean Inc. (D), 7.5%, 4/15/31		400,000	459,813

			666,298
Financials - 2.9%
HCP Inc., 6.7%, 1/30/18		335,000	390,306
Lehman Brothers Holdings Inc. (E) *, 5.75%, 1/3/17		410,000	41
National Rural Utilities Cooperative Finance Corp., Series C, 7.25%, 3/1/12		400,000	402,110
Nationwide Health Properties Inc., Series D, 8.25%, 7/1/12		600,000	610,204
Simon Property Group L.P., 5.875%, 3/1/17		140,000	163,920
Swiss Re Solutions Holding Corp., 7%, 2/15/26		210,000	246,878
US Bank NA, 6.3%, 2/4/14		500,000	549,590
Wells Fargo & Co., 5.25%, 10/23/12		330,000	340,766

			2,703,815
Health Care - 2.5%
Amgen Inc., 5.85%, 6/1/17		1,050,000	1,235,230
Eli Lilly & Co., 6.57%, 1/1/16		300,000	356,166
Genentech Inc., 5.25%, 7/15/35		195,000	228,900
Merck & Co. Inc., 5.75%, 11/15/36		220,000	279,760
Wyeth, 6.5%, 2/1/34		150,000	201,578

			2,301,634
Industrials - 1.4%
Boeing Co./The, 8.625%, 11/15/31		150,000	226,305
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		175,000	236,657
Norfolk Southern Corp., 5.59%, 5/17/25		239,000	285,956
Norfolk Southern Corp., 7.05%, 5/1/37		260,000	354,039
Waste Management Inc., 7.125%, 12/15/17		150,000	181,158

			1,284,115
Information Technology - 0.3%
Cisco Systems Inc., 5.5%, 2/22/16		240,000	281,942
Materials - 0.2%
Westvaco Corp., 8.2%, 1/15/30		175,000	198,008
Telecommunication Services - 1.0%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		415,000	599,174
Rogers Communications Inc. (D), 6.25%, 6/15/13		315,000	335,443

			934,617
Utilities - 3.4%
Interstate Power & Light Co., 6.25%, 7/15/39		175,000	229,330
Nevada Power Co., Series R, 6.75%, 7/1/37		400,000	549,803
Sierra Pacific Power Co., Series M, 6%, 5/15/16		126,000	148,510
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		500,000	561,636
Westar Energy Inc., 6%, 7/1/14		600,000	656,582
Wisconsin Electric Power Co., 6.5%, 6/1/28		750,000	972,112

			3,117,973

Total Corporate Notes and Bonds ( Cost $12,851,396 )			14,365,302
MORTGAGE BACKED SECURITIES - 8.8%
Fannie Mae - 7.5%
4%, 4/1/15 Pool # 255719		75,056	79,611
5.5%, 4/1/16 Pool # 745444		108,024	117,540
6%, 5/1/16 Pool # 582558		18,817	20,224
5%, 12/1/17 Pool # 672243		251,198	271,754
5%, 5/1/20 Pool # 813965		247,069	268,754
4.5%, 9/1/20 Pool # 835465		316,605	339,679
6%, 5/1/21 Pool # 253847		40,166	44,182
7%, 12/1/29 Pool # 762813		14,817	16,932
7%, 11/1/31 Pool # 607515		25,316	29,673
7%, 5/1/32 Pool # 644591		19,114	22,404
5.5%, 10/1/33 Pool # 254904		269,964	294,635
5%, 5/1/34 Pool # 782214		14,048	15,189
5%, 6/1/34 Pool # 255230		231,753	250,579
7%, 7/1/34 Pool # 792636		10,566	12,192
5.5%, 8/1/34 Pool # 793647		85,495	94,003
5.5%, 3/1/35 Pool # 810075		179,995	196,331
5.5%, 3/1/35 Pool # 815976		414,447	453,228
5%, 8/1/35 Pool # 829670		228,868	247,387
5%, 9/1/35 Pool # 820347		238,560	264,237
5%, 9/1/35 Pool # 835699		223,821	247,913
5%, 10/1/35 Pool # 797669		383,229	422,742
5%, 11/1/35 Pool # 844504		312,090	344,268
5%, 11/1/35 Pool # 844809		196,128	211,998
5%, 12/1/35 Pool # 850561		195,851	211,699
5.5%, 2/1/36 Pool # 851330		74,472	81,441
5.5%, 9/1/36 Pool # 831820		441,947	492,417
6%, 9/1/36 Pool # 831741		161,219	177,858
5.5%, 10/1/36 Pool # 896340		66,939	73,202
5.5%, 10/1/36 Pool # 901723		257,571	280,466
5.5%, 12/1/36 Pool # 902853		367,625	403,978
5.5%, 12/1/36 Pool # 903059		353,105	391,002
5.5%, 12/1/36 Pool # 907512		247,604	270,773
5.5%, 12/1/36 Pool # 907635		282,371	312,147

			6,960,438
Freddie Mac - 1.2%
8%, 6/1/30 Pool # C01005		5,947	7,227
6.5%, 1/1/32 Pool # C62333		81,846	93,239
5%, 7/1/33 Pool # A11325		697,151	766,962
6%, 10/1/34 Pool # A28439		56,855	62,921
6%, 10/1/34 Pool # A28598		23,304	25,790
5%, 4/1/35 Pool # A32315		73,530	81,157
5%, 4/1/35 Pool # A32316		58,684	64,772

			1,102,068
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995		6,660	7,170
6.5%, 2/20/29 Pool # 2714		42,004	48,325
6.5%, 4/20/31 Pool # 3068		26,047	29,967

			85,462

Total Mortgage Backed Securities ( Cost $7,412,056 )			8,147,968
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.5%
U.S. Treasury Bond - 1.5%
6.625%, 2/15/27		860,000	1,324,534
U.S. Treasury Notes - 15.0%
1.375%, 5/15/12		375,000	376,392
0.375%, 10/31/12		1,000,000	1,001,875
1.375%, 1/15/13		1,000,000	1,011,602
3.125%, 8/31/13		290,000	303,299
4.000%, 2/15/14		1,150,000	1,238,046
4.250%, 8/15/14		1,575,000	1,733,484
4.250%, 11/15/14		2,000,000	2,220,000
2.500%, 3/31/15		190,000	202,988
4.250%, 8/15/15		60,000	68,133
3.125%, 1/31/17		1,400,000	1,565,484
2.375%, 7/31/17		200,000	216,375
4.250%, 11/15/17		2,100,000	2,495,720
3.375%, 11/15/19		500,000	573,750
2.625%, 11/15/20		800,000	867,751

			13,874,899

Total U.S. Government and Agency Obligations ( Cost $14,354,956 )			15,199,433
		Shares
INVESTMENT COMPANIES - 6.4%
State Street Institutional U.S. Government Money Market Fund		5,923,028	5,923,028

Total Investment Companies ( Cost $5,923,028 )			5,923,028

TOTAL INVESTMENTS - 99.6% ( Cost $83,163,375 )			92,035,012

NET OTHER ASSETS AND LIABILITIES - 0.4%			385,598

TOTAL NET ASSETS - 100.0%			$92,420,610

*	Non-income producing.
(A)	Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 3).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.3% of total net assets.
(E)	In default. Issuer is bankrupt.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value
COMMON STOCK - 80.4%**

Consumer Discretionary - 9.9%
American Eagle Outfitters Inc.	60,000	$ 845,400
Best Buy Co. Inc.	30,000	718,500
CarMax Inc.*	30,000	912,900
Kohl's Corp.	50,000	2,299,500
Staples Inc.	140,000	2,048,200
Target Corp.	55,000	2,794,550
		9,619,050
Energy - 13.5%
Apache Corp.	25,000	2,472,000
Canadian Natural Resources Ltd.	50,000	1,980,500
Noble Corp.*	60,000	2,090,400
Petroleo Brasileiro S.A., ADR	65,000	1,985,750
Schlumberger Ltd.	50,000	3,758,500
Southwestern Energy Co.*	26,000	809,640
		13,096,790
Financials - 13.3%
Bank of New York Mellon Corp./The	100,000	2,013,000
Franklin Resources Inc.	25,000	2,652,500
IntercontinentalExchange Inc.*	15,000	1,717,200
Morgan Stanley	90,100	1,680,365
State Street Corp.	30,000	1,175,400
T Rowe Price Group Inc.	24,400	1,411,296
US Bancorp	50,000	1,411,000
Wells Fargo & Co.	29,000	847,090
		12,907,851
Health Care - 13.5%
Community Health Systems Inc.*	60,000	1,122,000
Gilead Sciences Inc.*	20,000	976,800
Laboratory Corp. of America Holdings*	24,000	2,193,360
Mylan Inc./PA*	120,000	2,490,000
Pfizer Inc.	15,000	321,000
St Jude Medical Inc.	55,000	2,294,050
Stryker Corp.	46,000	2,549,780
Teva Pharmaceutical Industries Ltd., ADR	26,000	1,173,380
		13,120,370
Industrials - 3.5%
Expeditors International of Washington Inc.	48,000	2,143,200
Jacobs Engineering Group Inc.*	27,000	1,208,520
		3,351,720
Information Technology - 21.0%
Adobe Systems Inc.*	60,000	1,857,000
BMC Software Inc.*	60,000	2,174,400
Brocade Communications Systems Inc.*	130,003	729,317
Check Point Software Technologies Ltd.*	20,000	1,125,800
Cisco Systems Inc.	110,000	2,159,300
eBay Inc.*	63,000	1,990,800
EMC Corp./Massachusetts*	110,000	2,833,600
FLIR Systems Inc.	76,000	1,957,000
Google Inc., Class A*	5,500	3,190,605
Microsoft Corp.	60,000	1,771,800
Yahoo! Inc.*	35,000	541,450
		20,331,072
Materials - 5.7%
Freeport-McMoRan Copper & Gold Inc.	72,000	3,327,120
International Flavors & Fragrances Inc.	40,000	2,232,400
		5,559,520

Total Common Stock (Cost $76,919,135)		77,986,373

INVESTMENT COMPANIES - 2.2%
Powershares QQQ Trust Series 1 ETF	35,000	2,117,850
Total Investment Companies (Cost $1,939,349)		2,117,850

Repurchase Agreement - 20.6%
With U.S. Bank National Association issued 1/31/12 at 0.01%, due 2/01/12, collateralized by $20,353,301 in Fannie Mae Pool # 695167 due 5/01/33.
Proceeds at maturity are $19,955,133 (Cost $19,955,127)		19,955,127

TOTAL INVESTMENTS - 103.2% (Cost $98,813,612)		100,059,350
NET OTHER ASSETS AND LIABILITIES - 0.7%		650,335
TOTAL CALL & PUT OPTIONS WRITTEN - (3.9%)		(3,742,240)
TOTAL ASSETS - 100%		$ 96,967,445

*Non-income producing
**All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
ADR-American Depository Receipt
ETF-Exchange Traded Fund

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

Equity Income Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts	Expiration	Strike Price	Market Value
Adobe Systems Inc.	300	April 2012	30.00	67,800
Adobe Systems Inc.	300	April 2012	31.00	50,850
American Eagle Outfitters Inc.	600	February 2012	13.00	70,500
Apache Corp.	100	April 2012	110.00	17,750
Bank of New York Mellon Corp./The	300	March 2012	22.00	4,800
Best Buy Co. Inc.	300	March 2012	28.00	3,300
BMC Software Inc.	200	March 2012	35.00	53,000
BMC Software Inc.	150	May 2012	36.00	43,500
BMC Software Inc.	250	May 2012	35.00	86,250
Canadian Natural Resources Ltd.	300	March 2012	39.00	67,500
Canadian Natural Resources Ltd.	200	June 2012	40.00	64,000
CarMax Inc.	300	April 2012	31.00	49,500
Check Point Software Technologies Ltd.	200	April 2012	55.00	72,000
Cisco Systems Inc.	250	February 2012	19.00	27,000
Community Health Systems Inc.	300	March 2012	23.00	4,500
eBay Inc.	120	April 2012	31.00	25,380
eBay Inc.	250	April 2012	33.00	27,875
eBay Inc.	260	July 2012	34.00	43,810
EMC Corp./Massachusetts	250	April 2012	22.00	101,250
EMC Corp./Massachusetts	400	April 2012	25.00	68,800
EMC Corp./Massachusetts	450	April 2012	24.00	108,450
Expeditors International of Washington Inc.	300	February 2012	45.00	21,000
Expeditors International of Washington Inc.	180	May 2012	45.00	43,200
FLIR Systems Inc.	400	April 2012	28.00	21,000
Franklin Resources Inc.	100	April 2012	103.00	73,000
Franklin Resources Inc.	150	April 2012	100.00	142,500
Freeport-McMoRan Copper & Gold Inc.	250	February 2012	43.00	93,125
Freeport-McMoRan Copper & Gold Inc.	200	May 2012	45.00	89,500
Freeport-McMoRan Copper & Gold Inc.	270	May 2012	40.00	210,600
Gilead Sciences Inc.	200	February 2012	40.00	177,500
IntercontinentalExchange Inc.	150	March 2012	125.00	13,875
International Flavors & Fragrances Inc.	250	February 2012	55.00	43,750
International Flavors & Fragrances Inc.	150	May 2012	55.00	46,875
Jacobs Engineering Group Inc.	270	April 2012	43.00	91,800
Kohl's Corp.	300	April 2012	55.00	3,000
Laboratory Corp. of America Holdings	240	February 2012	85.00	163,200
Microsoft Corp.	400	March 2012	26.00	143,000
Microsoft Corp.	200	April 2012	27.00	55,300
Mylan Inc./PA	450	April 2012	22.00	42,975
Mylan Inc./PA	600	April 2012	20.00	111,900
Noble Corp.	158	March 2012	35.00	21,725
Noble Corp.	300	March 2012	38.00	11,100
Petroleo Brasileiro SA	300	April 2012	30.00	64,050
Pfizer Inc.	150	March 2012	20.00	21,600
Powershares QQQ Trust Series 1	350	March 2012	57.00	136,500
Schlumberger Ltd.	250	May 2012	80.00	74,500
Southwestern Energy Co.	100	March 2012	44.00	650
Southwestern Energy Co.	160	June 2012	34.00	29,120
St Jude Medical Inc.	300	April 2012	42.50	51,000
St Jude Medical Inc.	250	July 2012	42.50	65,625
Staples Inc.	500	March 2012	16.00	10,000
State Street Corp.	300	February 2012	40.00	14,700
Stryker Corp.	210	February 2012	50.00	115,500
Stryker Corp.	250	March 2012	50.00	145,000
T Rowe Price Group Inc.	94	April 2012	60.00	16,685
T Rowe Price Group Inc.	150	April 2012	55.00	69,000
Target Corp.	200	April 2012	52.50	21,700
Teva Pharmaceutical Industries Ltd.	160	March 2012	42.50	50,800
Teva Pharmaceutical Industries Ltd.	100	June 2012	45.00	24,650
US Bancorp	250	March 2012	27.00	42,750
US Bancorp	250	June 2012	28.00	46,000
Wells Fargo & Co.	290	April 2012	28.00	64,670
Total Call Options Written (Premiums received $3,321,326)				$ 3,742,240

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

Large Cap Value Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 97.5%
	Consumer Discretionary - 6.5%
	Omnicom Group Inc.	48,278	$2,201,960
	Target Corp.	58,000	2,946,980
	Time Warner Inc.	69,480	2,574,929
	TJX Cos. Inc.	24,495	1,669,089

			9,392,958
	Consumer Staples - 10.7%
	Diageo PLC, ADR	18,199	1,612,250
	Nestle S.A., ADR	28,000	1,610,840
	PepsiCo Inc.	67,015	4,400,875
	Philip Morris International Inc.	19,064	1,425,415
	Procter & Gamble Co./The	51,885	3,270,831
	Sysco Corp.	48,994	1,475,209
	Wal-Mart Stores Inc.	26,000	1,595,360

			15,390,780
	Energy - 15.0%
	Apache Corp.	16,000	1,582,080
	Canadian Natural Resources Ltd.	62,500	2,475,625
	Chevron Corp.	41,042	4,230,610
	ConocoPhillips	47,168	3,217,329
	Ensco PLC, ADR	32,000	1,684,480
	Noble Corp. *	59,990	2,090,052
	Occidental Petroleum Corp.	47,029	4,692,083
	Schlumberger Ltd.	21,000	1,578,570

			21,550,829
	Financials - 22.7%
	Arch Capital Group Ltd. *	64,037	2,308,534
	Bank of New York Mellon Corp./The	149,052	3,000,417
	Berkshire Hathaway Inc., Class B *	39,133	3,066,853
	BlackRock Inc.	10,000	1,820,000
	Brookfield Asset Management Inc., Class A	79,052	2,408,714
	Franklin Resources Inc.	19,000	2,015,900
	M&T Bank Corp.	21,000	1,674,540
	Markel Corp. *	3,700	1,491,359
	Travelers Cos. Inc./The	55,039	3,208,774
	US Bancorp	167,042	4,713,925
	Wells Fargo & Co.	180,058	5,259,494
	WR Berkley Corp.	46,084	1,579,299

			32,547,809
	Health Care - 13.9%
	Johnson & Johnson	78,986	5,205,967
	Medtronic Inc.	63,026	2,430,913
	Merck & Co. Inc.	133,982	5,126,151
	Novartis AG, ADR	26,691	1,450,923
	Pfizer Inc.	269,723	5,772,072

			19,986,026
	Industrials - 9.7%
	3M Co.	43,043	3,732,258
	Boeing Co./The	23,000	1,706,140
	Emerson Electric Co.	31,133	1,599,614
	Illinois Tool Works Inc.	31,004	1,644,142
	Lockheed Martin Corp.	21,543	1,773,420
	Norfolk Southern Corp.	20,516	1,481,255
	United Parcel Service Inc., Class B	27,009	2,043,231

			13,980,060
	Information Technology - 11.4%
	Broadridge Financial Solutions Inc.	73,000	1,749,810
	Cisco Systems Inc. *	89,010	1,747,266
	Intel Corp.	141,000	3,725,220
	International Business Machines Corp.	8,557	1,648,078
	Microsoft Corp.	154,020	4,548,211
	Western Union Co./The	156,032	2,980,211

			16,398,796
	Materials - 1.5%
	Air Products & Chemicals Inc.	24,304	2,139,481
	Telecommunication Service - 2.7%
	AT&T Inc.	129,078	3,796,184
	Utilities - 3.4%
	Exelon Corp.	70,004	2,784,759
	NextEra Energy Inc.	36,000	2,154,600

			4,939,359

Total Common Stocks ( Cost $122,572,739 )			140,122,282
	INVESTMENT COMPANIES - 2.4%
	State Street Institutional U.S. Government Money Market Fund	3,486,450	3,486,450

Total Investment Companies ( Cost $3,486,450 )			3,486,450

TOTAL INVESTMENTS - 99.9% ( Cost $126,059,189 )			143,608,732

NET OTHER ASSETS AND LIABILITIES - 0.1%			170,583

TOTAL NET ASSETS - 100.0%			$143,779,315

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

Large Cap Growth Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 96.9%
	Consumer Discretionary - 13.7%
	Amazon.com Inc. *	12,710	$2,471,332
	CarMax Inc. *	41,712	1,269,296
	Comcast Corp., Class A	49,122	1,306,154
	Ctrip.com International Ltd., ADR *	55,692	1,395,084
	J.C. Penney Company Inc.	30,605	1,271,638
	Netflix Inc. *	2,525	303,505
	Omnicom Group Inc.	36,142	1,648,437
	Panera Bread Co., Class A *	11,121	1,648,688
	priceline.com Inc. *	1,220	645,966
	Starbucks Corp.	36,630	1,755,676
	Yum! Brands Inc.	40,702	2,577,658

			16,293,434
	Consumer Staples - 6.3%
	Costco Wholesale Corp.	24,656	2,028,449
	Diageo PLC, ADR	18,224	1,614,464
	Mead Johnson Nutrition Co.	3,755	278,208
	PepsiCo Inc.	55,535	3,646,984

			7,568,105
	Energy - 14.5%
	Apache Corp.	8,219	812,695
	Ensco PLC, ADR	39,965	2,103,758
	Exxon Mobil Corp.	64,895	5,434,307
	Occidental Petroleum Corp.	22,494	2,244,226
	Petroleo Brasileiro S.A., ADR	60,849	1,858,937
	Schlumberger Ltd.	65,275	4,906,722

			17,360,645
	Financials - 6.6%
	Brookfield Asset Management Inc., Class A	78,821	2,401,676
	IntercontinentalExchange Inc. *	30,393	3,479,390
	T Rowe Price Group Inc.	34,089	1,971,708

			7,852,774
	Health Care - 5.9%
	Allergan Inc.	13,161	1,156,983
	Allscripts Healthcare Solutions Inc. *	34,221	654,306
	Becton, Dickinson and Co.	11,765	922,494
	CareFusion Corp. *	23,442	561,436
	Celgene Corp. *	24,862	1,807,467
	Cerner Corp. *	12,103	736,952
	Johnson & Johnson	18,285	1,205,164

			7,044,802
	Industrials - 9.8%
	Boeing Co./The	51,976	3,855,580
	Emerson Electric Co.	39,251	2,016,717
	Expeditors International of Washington Inc.	16,774	748,959
	Roper Industries Inc.	24,888	2,324,290
	Sensata Technologies Holding N.V. *	17,756	511,550
	United Parcel Service Inc., Class B	29,192	2,208,375

			11,665,471
	Information Technology - 34.8%
	Communications Equipment - 5.1%
	Acme Packet Inc. *	60,059	1,755,525
	QUALCOMM Inc.	63,254	3,720,600
	Riverbed Technology Inc. *	24,224	579,922

			6,056,047
	Computers & Peripherals - 10.5%
	Apple Inc. *	16,783	7,661,104
	EMC Corp. *	37,357	962,316
	SanDisk Corp. *	85,762	3,934,761

			12,558,181
	Electronic Equipment, Instruments & Components - 0.5%
	FLIR Systems Inc. *	22,458	578,293
	Internet Software & Services - 4.9%
	Google Inc., Class A *	8,224	4,770,825
	OpenTable Inc. *	21,720	1,046,252

			5,817,077
	IT Services - 6.5%
	Accenture PLC, Class A	47,490	2,723,077
	Paychex Inc.	24,155	760,882
	Sapient Corp. *	167,531	2,161,150
	Visa Inc., Class A	20,752	2,088,481

			7,733,590
	Semiconductors & Semiconductor Equipment - 2.0%
	Cavium Inc. *	52,927	1,701,074
	Cree Inc. *	27,588	701,563

			2,402,637
	Software - 5.3%
	Ariba Inc. *	8,768	239,366
	MICROS Systems Inc. *	13,135	652,941
	Microsoft Corp.	186,235	5,499,520

			6,391,827
	Materials - 5.3%
	Ecolab Inc.	43,475	2,627,629
	International Flavors & Fragrances Inc.	34,143	1,905,521
	Molycorp Inc. *	57,526	1,782,155

			6,315,305

Total Common Stocks ( Cost $100,910,825 )			115,638,188
	INVESTMENT COMPANIES - 4.1%
	State Street Institutional U.S. Government Money Market Fund	4,922,206	4,922,206

Total Investment Companies ( Cost $4,922,206 )			4,922,206

TOTAL INVESTMENTS - 101.0% ( Cost $105,833,031 )			120,560,394

NET OTHER ASSETS AND LIABILITIES - (1.0%)			(1,218,348)

TOTAL NET ASSETS - 100.0%			$119,342,046

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

Mid Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 93.6%
	Consumer Discretionary - 18.7%
	Bed Bath & Beyond Inc. *	47,673	$2,893,751
	CarMax Inc. *	128,645	3,914,667
	Discovery Communications Inc., Class C *	66,456	2,581,816
	Liberty Global Inc., Series C *	60,618	2,676,891
	Omnicom Group Inc.	70,442	3,212,860
	Staples Inc.	179,961	2,632,829
	TJX Cos. Inc.	74,914	5,104,640

			23,017,454
	Consumer Staples - 3.8%
	Brown-Forman Corp., Class B	28,921	2,348,675
	McCormick & Co. Inc.	47,330	2,392,058

			4,740,733
	Energy - 6.7%
	Ensco PLC, ADR	49,889	2,626,157
	EOG Resources Inc.	27,173	2,884,142
	Noble Corp. *	77,667	2,705,918

			8,216,217
	Financials - 24.8%
	Arch Capital Group Ltd. *	82,277	2,966,086
	Brookfield Asset Management Inc., Class A	187,107	5,701,151
	Brown & Brown Inc.	104,399	2,378,209
	Glacier Bancorp Inc.	136,002	1,899,948
	Leucadia National Corp.	110,869	3,077,724
	M&T Bank Corp.	36,526	2,912,583
	Markel Corp. *	13,002	5,240,716
	T Rowe Price Group Inc.	37,286	2,156,622
	WR Berkley Corp.	124,238	4,257,636

			30,590,675
	Health Care - 9.0%
	DENTSPLY International Inc.	107,250	4,047,615
	Laboratory Corp. of America Holdings *	41,757	3,816,172
	Techne Corp.	46,380	3,165,435

			11,029,222
	Industrials - 14.0%
	Copart Inc. *	82,141	3,863,913
	IDEX Corp.	90,200	3,654,904
	Jacobs Engineering Group Inc. *	84,232	3,770,224
	Ritchie Bros Auctioneers Inc.	122,108	2,875,643
	Wabtec Corp.	44,920	3,090,047

			17,254,731
	Information Technology - 10.0%
	Amphenol Corp., Class A	39,626	2,156,843
	Broadridge Financial Solutions Inc.	149,075	3,573,328
	FLIR Systems Inc. *	123,513	3,180,460
	Western Union Co./The	177,555	3,391,300

			12,301,931
	Materials - 6.6%
	Ecolab Inc.	74,929	4,528,709
	Valspar Corp.	83,291	3,601,503

			8,130,212

Total Common Stocks ( Cost $99,034,181 )			115,281,175
	INVESTMENT COMPANIES - 6.5%
	State Street Institutional U.S. Government Money Market Fund	8,029,007	8,029,007

Total Investment Companies ( Cost $8,029,007 )			8,029,007

TOTAL INVESTMENTS - 100.1% ( Cost $107,063,188 )			123,310,182

NET OTHER ASSETS AND LIABILITIES - (0.1%)			(130,616)

TOTAL NET ASSETS - 100.0%			$123,179,566

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

Small Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 99.4%
	Consumer Discretionary - 16.2%
	Arbitron Inc.	11,900	$424,949
	Ascena Retail Group Inc. *	9,500	336,015
	Cato Corp./The, Class A	16,800	450,408
	CEC Entertainment Inc. *	6,700	235,639
	Choice Hotels International Inc.	6,100	221,674
	Fred's Inc., Class A	20,200	297,950
	Helen of Troy Ltd. *	11,600	373,172
	Matthews International Corp., Class A	8,900	293,344
	Skechers U.S.A. Inc., Class A *	9,400	114,304
	Sonic Corp. *	22,000	150,700
	Stage Stores Inc.	27,700	426,026

			3,324,181
	Consumer Staples - 1.5%
	Casey's General Stores Inc.	5,900	300,546
	Energy - 4.2%
	Bristow Group Inc. *	4,500	220,770
	Georesources Inc. *	6,500	198,965
	Penn Virginia Corp.	13,100	60,653
	Scorpio Tankers Inc. *	21,700	125,209
	SEACOR Holdings Inc. *	2,900	265,437

			871,034
	Financials - 23.3%
	Alleghany Corp. *	1,064	307,868
	AMERISAFE Inc. *	9,100	223,678
	Ares Capital Corp.	22,500	356,625
	Assured Guaranty Ltd.	12,100	187,671
	Campus Crest Communities Inc., REIT	17,200	183,868
	DiamondRock Hospitality Co., REIT *	21,584	227,495
	Education Realty Trust Inc., REIT	17,100	182,970
	First Busey Corp.	32,130	160,971
	First Midwest Bancorp Inc.	25,100	273,088
	First Niagara Financial Group Inc.	18,580	177,811
	Flushing Financial Corp.	12,200	159,942
	Hancock Holding Co.	5,400	179,280
	International Bancshares Corp.	19,020	365,565
	Mack-Cali Realty Corp., REIT	6,100	175,436
	MB Financial Inc.	11,500	208,725
	Northwest Bancshares Inc.	28,000	344,960
	Platinum Underwriters Holdings Ltd.	7,400	253,450
	Primerica Inc.	12,900	316,050
	Webster Financial Corp.	17,800	377,360
	Westamerica Bancorporation	2,500	116,125

			4,778,938
	Health Care - 9.6%
	Amsurg Corp. *	12,600	324,450
	Charles River Laboratories International Inc. *	13,800	466,026
	Corvel Corp. *	4,200	204,456
	Haemonetics Corp. *	2,100	136,416
	ICON PLC, ADR *	23,000	448,730
	ICU Medical Inc. *	6,700	311,349
	PSS World Medical Inc. *	3,000	72,810

			1,964,237
	Industrials - 25.1%
	Commercial Services & Supplies - 6.4%
	ACCO Brands Corp. *	28,300	300,546
	G&K Services Inc., Class A	7,900	259,594
	Standard Parking Corp. *	9,500	167,960
	Unifirst Corp.	1,900	114,722
	United Stationers Inc. *	14,700	475,251

			1,318,073
	Construction & Engineering - 0.3%
	Sterling Construction Co. Inc. *	4,900	58,849
	Electrical Equipment - 4.0%
	Acuity Brands Inc.	3,400	197,982
	Belden Inc.	16,122	632,144

			830,126
	Industrial Conglomerates - 3.4%
	Carlisle Cos. Inc.	14,700	701,631
	Machinery - 5.6%
	Albany International Corp., Class A	14,800	355,496
	ESCO Technologies Inc.	10,000	300,700
	Mueller Industries Inc.	11,000	486,310

			1,142,506
	Marine - 1.5%
	Kirby Corp. *	4,700	313,819
	Road & Rail - 2.0%
	Genesee & Wyoming Inc., Class A *	6,800	422,280
	Trading Companies & Distributors - 1.9%
	GATX Corp.	8,900	382,166
	Information Technology - 8.6%
	Coherent Inc. *	3,700	206,756
	Diebold Inc.	9,300	294,717
	MAXIMUS Inc.	10,600	477,318
	MTS Systems Corp.	6,500	298,285
	Websense Inc. *	12,300	232,470
	Zebra Technologies Corp., Class A *	6,700	253,662

			1,763,208
	Materials - 6.2%
	Aptargroup Inc.	6,000	314,520
	Deltic Timber Corp.	4,600	313,352
	Greif Inc., Class A	2,500	121,125
	Koppers Holdings Inc.	5,600	212,744
	Zep Inc.	19,400	317,772

			1,279,513
	Utilities - 4.7%
	Atmos Energy Corp.	6,800	220,388
	New Jersey Resources Corp.	2,550	121,686
	Unisource Energy Corp.	7,100	264,546
	Westar Energy Inc.	7,900	224,676
	WGL Holdings Inc.	3,300	140,745

			972,041

Total Common Stocks ( Cost $14,257,261 )			20,423,148
	INVESTMENT COMPANIES - 0.7%
	State Street Institutional U.S. Government Money Market Fund	145,946	145,946

Total Investment Companies ( Cost $145,946 )			145,946

TOTAL INVESTMENTS - 100.1% ( Cost $14,403,207 )			20,569,094

NET OTHER ASSETS AND LIABILITIES - (0.1%)			(12,886)

TOTAL NET ASSETS - 100.0%			$20,556,208

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

International Stock Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 98.3%
	Australia - 4.6%
	James Hardie Industries SE	102,600	$772,280
	QBE Insurance Group Ltd.	35,130	427,410
	Telstra Corp. Ltd.	380,030	1,343,518

			2,543,208
	Belgium - 2.7%
	Anheuser-Busch InBev N.V.	24,863	1,507,559
	Brazil - 3.2%
	Banco do Brasil S.A.	46,559	724,553
	Cielo S.A.	20,500	610,706
	MRV Engenharia e Participacoes S.A.	57,000	438,788

			1,774,047
	Canada - 2.0%
	Potash Corp. of Saskatchewan Inc.	13,220	619,403
	Rogers Communications Inc.	12,900	495,956

			1,115,359
	China - 0.9%
	Weichai Power Co. Ltd.	88,200	473,111
	Denmark - 1.0%
	AP Moeller - Maersk AS	71	523,191
	Finland - 1.2%
	Sampo OYJ	25,140	662,291
	France - 10.2%
	AXA S.A.	24,220	367,657
	BNP Paribas	21,008	889,512
	Danone	7,190	443,769
	Sanofi-Aventis S.A.	21,009	1,551,842
	Technip S.A.	5,370	503,777
	Total S.A.	20,251	1,070,301
	Valeo S.A.	17,630	827,541

			5,654,399
	Germany - 7.0%
	Bayerische Motoren Werke AG	12,892	1,102,696
	GEA Group AG	7,980	256,311
	Merck KGaA	7,830	816,904
	SAP AG	14,310	864,593
	Siemens AG	8,814	831,713

			3,872,217
	Ireland - 1.2%
	Ryanair Holdings PLC, ADR *	19,300	647,322
	Italy - 0.7%
	Atlantia SpA	25,217	392,523
	Japan - 15.5%
	Asics Corp.	24,490	277,609
	Canon Inc.	18,400	794,227
	Daito Trust Construction Co. Ltd.	12,750	1,201,063
	Don Quijote Co. Ltd.	25,500	947,468
	FANUC Corp.	5,100	857,137
	JS Group Corp.	30,400	628,580
	Komatsu Ltd.	22,800	642,839
	Mitsubishi Corp.	36,500	832,767
	Sumitomo Mitsui Financial Group Inc.	29,300	932,203
	Yahoo! Japan Corp.	2,258	689,665
	Yamada Denki Co. Ltd.	11,570	737,736

			8,541,294
	Netherlands - 1.7%
	ING Groep N.V. *	103,180	939,083
	New Zealand - 0.7%
	Telecom Corp. of New Zealand Ltd.	230,740	399,119
	Russia - 1.6%
	Sberbank of Russia	299,950	896,851
	South Africa - 0.8%
	Mr Price Group Ltd., ADR *	19,900	445,362
	South Korea - 2.3%
	Hyundai Mobis *	1,770	436,453
	Samsung Electronics Co. Ltd., GDR	1,690	832,325

			1,268,778
	Spain - 1.8%
	Amadeus IT Holding S.A.	37,580	643,950
	Mediaset Espana Comunicacion S.A.	62,480	365,074

			1,009,024
	Sweden - 2.5%
	Assa Abloy AB	26,630	722,661
	Swedbank AB	45,650	655,642

			1,378,303
	Switzerland - 4.9%
	Julius Baer Group Ltd. *	20,570	835,761
	Novartis AG	34,895	1,887,856

			2,723,617
	Thailand - 0.6%
	Kasikornbank PCL	71,100	304,632
	Turkey - 1.2%
	KOC Holding AS	72,830	283,639
	Turkiye Garanti Bankasi AS, ADR	93,800	345,184

			628,823
	United Kingdom - 30.0%
	BG Group PLC	31,961	717,689
	BHP Billiton PLC	35,810	1,197,997
	British American Tobacco PLC	24,606	1,131,042
	British Sky Broadcasting Group PLC	33,220	361,202
	GlaxoSmithKline PLC	71,900	1,597,531
	Informa PLC	147,238	907,189
	International Power PLC	100,026	528,661
	Petrofac Ltd.	22,230	509,687
	Prudential PLC	102,227	1,128,431
	Rexam PLC	152,371	897,998
	Royal Dutch Shell PLC	42,460	1,499,085
	Standard Chartered PLC	43,205	1,044,385
	Tullow Oil PLC	28,150	616,587
	Unilever PLC	47,100	1,518,546
	Vodafone Group PLC	223,803	602,359
	WM Morrison Supermarkets PLC	119,730	539,598
	WPP PLC	51,583	605,976
	Xstrata PLC	69,030	1,168,815

			16,572,778

Total Common Stocks ( Cost $47,392,336 )			54,272,891
	INVESTMENT COMPANIES - 2.6%
	United States - 2.6%
	State Street Institutional U.S. Government Money Market Fund	1,443,193	1,443,193

Total Investment Companies ( Cost $1,443,193 )			1,443,193

TOTAL INVESTMENTS - 100.9% ( Cost $48,835,529 )			55,716,084

NET OTHER ASSETS AND LIABILITIES - (0.9%)			(485,958)

TOTAL NET ASSETS - 100.0%			$55,230,126

*	Non-income producing.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | January 31, 2012

International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A % OF TOTAL NET ASSETS
Consumer Discretionary	13%
Energy	9%
Financials	21%
Health Care	11%
Industrials	13%
Information Technology	8%
Consumer Staples	9%
Materials	8%
Money Market Funds	3%
Telecommunication Services	5%
Utilities	1%
Other Net Assets	(1)%
100%

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | January 31, 2012

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Securities and other investments are valued as follows: Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by MEMBERS Mutual Funds (the “Trust”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business.  NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation.  Total net assets are determined by adding the current value of the portfolio securities, cash, receivables, and other assets and subtracting liabilities.  Because the assets of each Allocation Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds.  Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.  Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded, except for the Equity Income Fund where they are valued at the mean of the best bid and ask prices across all option exchanges.  Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded.  The Trust’s Pricing Committee (the “Committee’’) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of Madison Asset Management, LLC (the “Investment Adviser”), do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees.  When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices.  Because the Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair” value any of the investments of these funds.  However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).  Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.  The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

2.  Fair Value Measurements: Each fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•    Level 1 – unadjusted quoted prices in active markets for identical investments

•    Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bid, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended January 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques;  multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.  As of January, 31, 2011, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of January 31, 2012 in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 1/31/2012
Conservative Allocation1	$51,162,544	$ -	$ -	$51,162,544
Moderate Allocation1	116,817,836	-	-	116,817,836
Aggressive Allocation1	41,496,981	-	-	41,496,981
Cash Reserves2	588,924	13,204,616	-	13,793,540
Bond
Asset Backed	-	2,247,297	-	2,247,297
Corporate Notes and Bonds	-	25,575,456	-	25,575,456
Mortgage Backed	-	20,430,424	-	20,430,424
U.S. Government and Agency Obligations	-	104,274,702	-	104,274,702
Investment Companies	3,502,316	-	-	3,502,316
	3,502,316	152,527,879	-	156,030,195
High Income
Corporate Notes and Bonds	-	102,763,602	-	102,763,602
Preferred Stock	554,400	-	-	554,400
Investment Companies	5,162,663	-	-	5,162,663
	5,717,063	102,763,602	-	108,480,665
Diversified Income
Common Stocks	47,818,698	-	-	47,818,698
Asset Backed	-	580,583	-	580,583
Corporate Notes and Bonds	-	14,365,302	-	14,365,302
Mortgage Backed	-	8,147,968	-	8,147,968
U.S. Government and Agency Obligations	-	15,199,433	-	15,199,433
Investment Companies	5,923,028	-	-	5,923,028
	53,741,726	38,293,286	-	92,035,012
Equity Income
Assets:
Common Stocks	77,986,373	-	-	77,986,373
Repurchase Agreement	-	19,955,127	-	19,955,127
Investment Companies	2,117,850	-	-	2,117,850
	80,104,223	19,955,127	-	100,059,350
Liabilities:
Options Written	3,742,240	-	-	3,742,240
Large Cap Value1	143,608,732	-	-	143,608,732
Large Cap Growth1	120,560,394	-	-	120,560,394
Mid Cap1	123,310,182	-	-	123,310,182
Small Cap1	20,569,094	-	-	20,569,094
International Stock
Common Stocks
Australia	-	2,543,208	-	2,543,208
Belgium	-	1,507,559	-	1,507,559
Brazil	-	1,774,047	-	1,774,047
Canada	-	1,115,359	-	1,115,359
China	-	473,111	-	473,111
Denmark	-	523,191	-	523,191
Finland	-	662,291	-	662,291
France	-	5,654,399	-	5,654,399
Germany	-	3,872,217	-	3,872,217
Ireland	647,322	-	-	647,322
Italy	-	392,523	-	392,523
Japan	-	8,541,294	-	8,541,294
Netherlands	-	939,083	-	939,083
New Zealand	-	399,119	-	399,119
Russia	-	896,851	-	896,851
South Africa	445,362	-	-	445,362
South Korea	-	1,268,778	-	1,268,778
Spain	-	1,009,024	-	1,009,024
Sweden	-	1,378,303	-	1,378,303
Switzerland	-	2,723,617	-	2,723,617
Thailand	-	304,632	-	304,632
Turkey	345,184	283,639	-	628,823
United Kingdom	-	16,572,778	-	16,572,778
Investment Companies	1,443,193	-	-	1,443,193
	2,881,061	52,835,023	-	55,716,084

1  At January 31, 2012 all investments are Level 1.
2 At January 31, 2012 all Level 2 securities held are Short Term Investments.

MEMBERS Mutual Funds | January 31, 2012

Notes to Portfolios of Investments (unaudited)

Derivatives: The funds adopted guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Equity Income Fund and their effect:

	Asset Derivatives	Liability Derivativess
Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Equity Contracts	$–	Options Written	$3,742,240

3. Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At January 31, 2012, investments in securities of the Bond, High Income and Diversified Income Funds include issues that are illiquid. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.  Information concerning the illiquid securities held at January 31, 2012, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost

Bond Fund
American Association of Retired Persons	5/16/02	$786,916
ERAC USA Finance LLC	12/16/04	623,318
WM Wrigley Jr. Co.	6/21/10	1,239,524

		$2,649,758

High Income Fund
Affinion Group Inc.	Various	$695,727
Gulfmark Offshore Inc.	Various	199,774
Lucent Technologies Capital Trust I	Various	774,531

		$1,670,032

Diversified Income Fund
American Association of Retired Persons	5/16/02	$786,916
ERAC USA Finance LLC	12/16/04	352,310
WM Wrigley Jr. Co.	6/21/10	279,893

		$1,419,119

4. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund, and the International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds’’). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “underlying funds’’), including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under-performs their peer. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to under-perform other funds with a similar investment objective.

MEMBERS Mutual Funds | January 31, 2012

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

MEMBERS Mutual Funds | January 31, 2012

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS Mutual Funds

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date: March 19, 2012

By: (signature)

Greg Hoppe, Principal Financial Officer and Treasurer
Date: March 19, 2012